Schedule of quality assurance receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Quality assurance receivable gross	¥ 2,066,540	¥ 2,285,007
Quality assurance receivable gross current	1,969,550	2,163,508
Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	60,194	80,350
Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	12,329	15,150
Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	12,055	13,614
Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	12,412	12,385
Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	96,990	121,499
New borrowers [Member]
Quality assurance receivable gross	566,392	454,400
Quality assurance receivable gross current	545,255	429,137
New borrowers [Member] | Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	15,289	18,339
New borrowers [Member] | Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	1,980	2,540
New borrowers [Member] | Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	1,878	2,338
New borrowers [Member] | Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	1,990	2,046
New borrowers [Member] | Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	21,137	25,263
Repeat Borrowers [Member]
Quality assurance receivable gross	1,500,148	1,830,607
Quality assurance receivable gross current	1,424,295	1,734,371
Repeat Borrowers [Member] | Accounts Receivables 1 to 89 Days Past Due [Member]
Quality assurance receivable gross	44,905	62,011
Repeat Borrowers [Member] | Accounts Receivables 90 to 119 Days Past Due [Member]
Quality assurance receivable gross	10,349	12,610
Repeat Borrowers [Member] | Accounts Receivables 120 to149 Days Past Due [Member]
Quality assurance receivable gross	10,177	11,276
Repeat Borrowers [Member] | Accounts Receivables 150 to179 Days Past Due [Member]
Quality assurance receivable gross	10,422	10,339
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Quality assurance receivable gross	¥ 75,853	¥ 96,236